Income Taxes - Schedule of Income Tax Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Expense [Abstract]
Current tax expense (recovery)	$ 12,039	$ 31,165	$ 14,471	$ 39,106
Deferred tax expense (recovery)	(8,241)	(2,619)	(9,755)	(4,078)
Tax expense (recovery)	$ 3,798	$ 28,546	$ 4,716	$ 35,028